JPMorgan Managed Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited)

Investments	Principal Amount ($000)	Value ($000)
CORPORATE BONDS — 69.3%
Aerospace & Defense — 0.5%
BAE Systems plc (United Kingdom) 4.75%, 10/11/2021(a)	22,192	22,546
General Dynamics Corp. 3.38%, 5/15/2023	10,792	11,417
Lockheed Martin Corp. 3.35%, 9/15/2021	6,490	6,548
Raytheon Technologies Corp. 2.50%, 12/15/2022	33,073	34,021

		74,532

Automobiles — 3.3%
BMW Finance NV (Germany) 2.25%, 8/12/2022(a)	70,658	72,262
BMW US Capital LLC (Germany) 3.40%, 8/13/2021(a)	2,715	2,732
1.85%, 9/15/2021(a)(b)	5,101	5,119
2.95%, 4/14/2022(a)	12,727	13,028
3.80%, 4/6/2023(a)	6,973	7,403
(SOFR + 0.53%), 0.54%, 4/1/2024(a)(c)	26,776	26,960
Daimler Finance North America LLC (Germany) 2.00%, 7/6/2021(a)	4,506	4,514
3.88%, 9/15/2021(a)	21,231	21,445
3.75%, 11/5/2021(a)	2,450	2,485
2.85%, 1/6/2022(a)	26,432	26,835
(ICE LIBOR USD 3 Month + 0.90%), 1.06%, 2/15/2022(a)(c)	30,000	30,153
(ICE LIBOR USD 3 Month + 0.88%), 1.03%, 2/22/2022(a)(c)	2,850	2,866
3.40%, 2/22/2022(a)	7,327	7,488
2.55%, 8/15/2022(a)	15,000	15,394
3.35%, 2/22/2023(a)	2,723	2,854
Hyundai Capital America 2.45%, 6/15/2021(a)	3,650	3,653
3.95%, 2/1/2022(a)	18,901	19,329
2.85%, 11/1/2022(a)	5,639	5,814
1.15%, 11/10/2022(a)	50,331	50,632
0.80%, 4/3/2023(a)	40,000	39,989
Volkswagen Group of America Finance LLC (Germany) 2.90%, 5/13/2022(a)	62,572	64,071
2.70%, 9/26/2022(a)	14,340	14,767
0.75%, 11/23/2022(a)	22,306	22,413
0.88%, 11/22/2023(a)	23,200	23,315

		485,521

Banks — 29.0%
ABN AMRO Bank NV (Netherlands)
(ICE LIBOR USD 3 Month + 0.57%), 0.71%, 8/27/2021(a)(c)	30,259	30,296
3.40%, 8/27/2021(a)	74,169	74,738
ANZ New Zealand Int’l Ltd. (New Zealand)
(ICE LIBOR USD 3 Month + 1.01%), 1.19%, 7/28/2021(a)(c)	6,000	6,009
2.13%, 7/28/2021(a)(b)	635	637
2.88%, 1/25/2022(a)	14,064	14,297
Australia & New Zealand Banking Group Ltd. (Australia)
(ICE LIBOR USD 3 Month + 0.99%), 1.18%, 6/1/2021(a)(c)	500	500
2.30%, 6/1/2021	12,250	12,250
(ICE LIBOR USD 3 Month + 0.87%), 1.02%, 11/23/2021(a)(c)	2,600	2,611
2.63%, 5/19/2022	1,000	1,024
2.63%, 11/9/2022	11,258	11,647
2.05%, 11/21/2022	8,500	8,730
Banco Santander SA (Spain)
(ICE LIBOR USD 3 Month + 1.56%), 1.75%, 4/11/2022(c)	2,000	2,023
3.50%, 4/11/2022	59,630	61,240
Bank of America Corp.
(ICE LIBOR USD 3 Month + 1.00%), 1.18%, 4/24/2023(c)	7,326	7,386
(ICE LIBOR USD 3 Month + 1.02%), 2.88%, 4/24/2023(c)	78,739	80,550
(ICE LIBOR USD 3 Month + 0.93%), 2.82%, 7/21/2023(c)	22,587	23,214
(BSBY3M + 0.43%), 0.54%, 5/28/2024(c)	74,575	74,638
Bank of Montreal (Canada) 1.90%, 8/27/2021	14,714	14,777
(ICE LIBOR USD 3 Month + 0.40%), 0.58%, 9/10/2021(c)	58,132	58,198
(ICE LIBOR USD 3 Month + 0.57%), 0.77%, 3/26/2022(c)	17,204	17,281
2.90%, 3/26/2022	1,270	1,298
2.10%, 6/15/2022(a)	25,162	25,637
2.05%, 11/1/2022	4,900	5,026
(SOFR + 0.27%), 0.28%, 4/14/2023(b)(c)	103,998	104,039

JPMorgan Managed Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Bank of Nova Scotia (The) (Canada) 2.70%, 3/7/2022	3,172	3,233
2.45%, 9/19/2022	2,925	3,010
2.00%, 11/15/2022	25,711	26,380
1.95%, 2/1/2023	2,425	2,492
1.63%, 5/1/2023	5,000	5,128
0.80%, 6/15/2023	19,996	20,166
0.70%, 4/15/2024	29,671	29,800
Banque Federative du Credit Mutuel SA (France) 1.96%, 7/21/2021(a)	33,789	33,871
2.70%, 7/20/2022(a)	5,000	5,133
2.13%, 11/21/2022(a)	76,639	78,627
(ICE LIBOR USD 3 Month + 0.96%), 1.15%, 7/20/2023(a)(c)	12,474	12,675
Barclays Bank plc (United Kingdom) 1.70%, 5/12/2022	50,084	50,738
Barclays plc (United Kingdom) 3.20%, 8/10/2021	17,326	17,424
3.68%, 1/10/2023	2,377	2,424
(ICE LIBOR USD 3 Month + 1.40%), 4.61%, 2/15/2023(c)	46,255	47,611
BBVA USA 2.88%, 6/29/2022	53,641	55,025
BNP Paribas SA (France)
(ICE LIBOR USD 3 Month + 0.39%), 0.56%, 8/7/2021(a)(c)	68,086	68,139
2.95%, 5/23/2022(a)	82,788	84,931
3.50%, 3/1/2023(a)	36,155	38,073
BNZ International Funding Ltd. (New Zealand) 2.90%, 2/21/2022(a)	6,666	6,797
2.65%, 11/3/2022(a)	12,364	12,786
Canadian Imperial Bank of Commerce (Canada) 2.55%, 6/16/2022	170	174
0.95%, 6/23/2023	74,286	75,111
(SOFR + 0.40%), 0.41%, 12/14/2023(c)	37,574	37,632
Capital One NA 2.95%, 7/23/2021	1,704	1,707
2.15%, 9/6/2022	7,830	8,002
Citibank NA 3.40%, 7/23/2021	319	320
Citigroup, Inc.
(ICE LIBOR USD 3 Month + 1.19%), 1.37%, 8/2/2021(c)	1,205	1,207
(ICE LIBOR USD 3 Month + 1.07%), 1.25%, 12/8/2021(c)	8,030	8,065
2.90%, 12/8/2021	8,692	8,794
4.50%, 1/14/2022	31,696	32,531
2.75%, 4/25/2022	37,244	38,003
2.70%, 10/27/2022	2,758	2,846
(ICE LIBOR USD 3 Month + 0.72%), 3.14%, 1/24/2023(c)	41,874	42,630
(ICE LIBOR USD 3 Month + 0.95%), 2.88%, 7/24/2023(c)	75,401	77,614
Citizens Bank NA
(ICE LIBOR USD 3 Month + 0.72%), 0.87%, 2/14/2022(c)	16,825	16,891
3.25%, 2/14/2022	26,190	26,676
2.65%, 5/26/2022	20,980	21,436
Commonwealth Bank of Australia (Australia)
(ICE LIBOR USD 3 Month + 0.83%), 1.01%, 9/6/2021(a)(c)	8,265	8,283
(ICE LIBOR USD 3 Month + 0.70%), 0.88%, 3/10/2022(a)(c)	200	201
2.75%, 3/10/2022(a)	3,305	3,369
2.50%, 9/18/2022(a)	6,248	6,430
Cooperatieve Rabobank UA (Netherlands)
(ICE LIBOR USD 3 Month + 0.83%), 1.02%, 1/10/2022(c)	1,500	1,508
2.75%, 1/10/2022	8,590	8,727
3.88%, 2/8/2022	42,954	44,042
Credit Agricole SA (France) 2.38%, 7/1/2021(a)	3,064	3,069
(ICE LIBOR USD 3 Month + 1.43%), 1.62%, 1/10/2022(a)(b)(c)	3,669	3,700
3.38%, 1/10/2022(a)	37,181	37,871
(ICE LIBOR USD 3 Month + 1.02%), 1.20%, 4/24/2023(a)(c)	6,180	6,276
3.75%, 4/24/2023(a)	19,570	20,829
DBS Group Holdings Ltd. (Singapore) 2.85%, 4/16/2022(a)	3,595	3,666
DNB Bank ASA (Norway)
(ICE LIBOR USD 3 Month + 1.07%), 1.26%, 6/2/2021(a)(c)	1,066	1,066
2.38%, 6/2/2021(a)	23,689	23,689
2.15%, 12/2/2022(a)	47,033	48,391
DNB Boligkreditt A/S (Norway) 2.50%, 3/28/2022(a)(b)	23,650	24,085

JPMorgan Managed Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Federation des Caisses Desjardins du Quebec (Canada)
(SOFR + 0.43%), 0.44%, 5/21/2024(a)(c)	25,463	25,509
0.70%, 5/21/2024(a)	41,167	41,260
Fifth Third Bancorp 3.50%, 3/15/2022	21,474	21,962
2.60%, 6/15/2022	23,739	24,267
Fifth Third Bank NA
(ICE LIBOR USD 3 Month + 0.44%), 0.62%, 7/26/2021(c)	13,735	13,740
3.35%, 7/26/2021	6,837	6,853
2.88%, 10/1/2021	7,001	7,047
(ICE LIBOR USD 3 Month + 0.64%), 0.82%, 2/1/2022(c)	9,070	9,108
HSBC Holdings plc (United Kingdom)
(ICE LIBOR USD 3 Month + 1.06%), 3.26%, 3/13/2023(c)	90,928	93,021
3.60%, 5/25/2023	36,976	39,366
Huntington National Bank (The) 3.13%, 4/1/2022	25,063	25,628
2.50%, 8/7/2022	2,565	2,627
ING Groep NV (Netherlands)
(ICE LIBOR USD 3 Month + 1.15%), 1.34%, 3/29/2022(c)	24,060	24,260
3.15%, 3/29/2022	63,898	65,439
4.10%, 10/2/2023	2,951	3,197
KeyBank NA 3.35%, 6/15/2021	7,639	7,648
3.30%, 2/1/2022	2,931	2,992
Lloyds Banking Group plc (United Kingdom)
(ICE LIBOR USD 3 Month + 0.80%), 0.99%, 6/21/2021(c)	400	400
3.10%, 7/6/2021	16,809	16,855
3.00%, 1/11/2022	19,860	20,197
(ICE LIBOR USD 3 Month + 1.25%), 2.86%, 3/17/2023(c)	82,075	83,682
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 1.33%, 6/15/2023(c)	3,241	3,271
Mitsubishi UFJ Financial Group, Inc. (Japan)
(ICE LIBOR USD 3 Month + 0.65%), 0.83%, 7/26/2021(c)	1,050	1,051
(ICE LIBOR USD 3 Month + 0.92%), 1.07%, 2/22/2022(c)	8,605	8,655
3.00%, 2/22/2022	17,770	18,129
(ICE LIBOR USD 3 Month + 0.70%), 0.88%, 3/7/2022(c)	16,196	16,270
3.22%, 3/7/2022	17,399	17,797
2.62%, 7/18/2022	62,065	63,708
2.67%, 7/25/2022	43,640	44,825
(ICE LIBOR USD 3 Month + 0.86%), 1.04%, 7/26/2023(c)	1,208	1,224
Mizuho Bank Ltd. (Japan) 2.95%, 10/17/2022(a)	11,505	11,917
Mizuho Financial Group, Inc. (Japan)
(ICE LIBOR USD 3 Month + 1.14%), 1.32%, 9/13/2021(c)	288	289
2.27%, 9/13/2021	42,532	42,780
(ICE LIBOR USD 3 Month + 0.94%), 1.07%, 2/28/2022(c)	42,153	42,417
2.95%, 2/28/2022	15,208	15,524
(ICE LIBOR USD 3 Month + 0.88%), 1.06%, 9/11/2022(c)	5,785	5,841
2.60%, 9/11/2022	28,946	29,801
(ICE LIBOR USD 3 Month + 0.79%), 0.98%, 3/5/2023(c)	9,738	9,834
National Australia Bank Ltd. (Australia)
(ICE LIBOR USD 3 Month + 1.00%), 1.19%, 7/12/2021(a)(c)	2,885	2,888
(ICE LIBOR USD 3 Month + 0.58%), 0.77%, 9/20/2021(a)(c)	1,500	1,502
(ICE LIBOR USD 3 Month + 0.71%), 0.89%, 11/4/2021(a)(c)	26,739	26,832
3.70%, 11/4/2021	375	381
2.80%, 1/10/2022	3,108	3,158
2.50%, 5/22/2022	21,685	22,173
1.88%, 12/13/2022	19,897	20,402
National Bank of Canada (Canada) 2.15%, 10/7/2022(a)	76,598	78,495
2.10%, 2/1/2023	18,166	18,671
(SOFR + 0.30%), 0.31%, 5/16/2023(b)(c)	88,312	88,332

JPMorgan Managed Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
NatWest Markets plc (United Kingdom)
(SOFR + 1.66%), 1.59%, 9/29/2022(a)(c)	11,800	12,015
3.63%, 9/29/2022(a)	48,212	50,322
Nordea Bank Abp (Finland) 1.00%, 6/9/2023(a)	8,183	8,288
(ICE LIBOR USD 3 Month + 0.94%), 1.07%, 8/30/2023(a)(c)	4,812	4,871
0.63%, 5/24/2024(a)	16,281	16,320
Oesterreichische Kontrollbank AG (Austria) 2.63%, 1/31/2022	6,000	6,097
PNC Bank NA
(ICE LIBOR USD 3 Month + 0.44%), 2.23%, 7/22/2022(c)	3,625	3,635
2.45%, 7/28/2022	2,500	2,561
(ICE LIBOR USD 3 Month + 0.42%), 2.03%, 12/9/2022(c)	19,000	19,171
Royal Bank of Canada (Canada)
(ICE LIBOR USD 3 Month + 0.35%), 0.55%, 7/8/2021(c)	592	592
3.35%, 10/22/2021(a)	87,311	88,384
2.75%, 2/1/2022	5,345	5,437
1.90%, 9/23/2022(a)(b)	44,750	45,722
1.60%, 4/17/2023	12,265	12,572
(SOFR + 0.45%), 0.46%, 10/26/2023(c)	61,235	61,547
Santander UK Group Holdings plc (United Kingdom) 2.88%, 8/5/2021	12,900	12,957
3.57%, 1/10/2023	10,086	10,272
Skandinaviska Enskilda Banken AB (Sweden) 1.88%, 9/13/2021	21,446	21,549
Societe Generale SA (France) 3.25%, 1/12/2022(a)(b)	26,324	26,796
4.25%, 9/14/2023(a)	4,200	4,539
3.88%, 3/28/2024(a)	34,189	37,006
Standard Chartered plc (United Kingdom)
(ICE LIBOR USD 3 Month + 1.20%), 1.38%, 9/10/2022(a)(c)	89,865	90,116
(ICE LIBOR USD 3 Month + 1.20%), 2.74%, 9/10/2022(a)(c)	23,962	24,114
(ICE LIBOR USD 3 Month + 1.15%), 1.34%, 1/20/2023(a)(c)	21,030	21,147
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.17%), 1.32%, 10/14/2023(a)(c)	37,438	37,745
Sumitomo Mitsui Financial Group, Inc. (Japan) 2.06%, 7/14/2021	79,886	80,066
(ICE LIBOR USD 3 Month + 1.14%), 1.33%, 10/19/2021(c)	9,319	9,358
2.85%, 1/11/2022	11,388	11,574
2.78%, 7/12/2022	66,905	68,781
2.78%, 10/18/2022	700	724
(ICE LIBOR USD 3 Month + 0.74%), 0.93%, 1/17/2023(c)	11,617	11,716
Sumitomo Mitsui Trust Bank Ltd. (Japan) 0.80%, 9/12/2023(a)	70,104	70,517
Svenska Handelsbanken AB (Sweden) 1.88%, 9/7/2021	2,174	2,184
Toronto-Dominion Bank (The) (Canada)
(ICE LIBOR USD 3 Month + 0.43%), 0.61%, 6/11/2021(c)	1,990	1,990
3.25%, 6/11/2021	4,968	4,972
(ICE LIBOR USD 3 Month + 0.90%), 1.09%, 7/13/2021(c)	12,166	12,179
3.35%, 10/22/2021(a)	71,485	72,357
2.10%, 7/15/2022(a)(b)	25,000	25,523
1.90%, 12/1/2022	2,969	3,045
(SOFR + 0.48%), 0.49%, 1/27/2023(c)	35,934	36,113
Truist Bank 2.80%, 5/17/2022	9,181	9,390
2.45%, 8/1/2022	10,043	10,287
(ICE LIBOR USD 3 Month + 0.59%), 3.50%, 8/2/2022(c)	4,851	4,877
Truist Financial Corp. 3.20%, 9/3/2021	15,620	15,700
2.70%, 1/27/2022	8,568	8,692
2.75%, 4/1/2022	6,420	6,544
3.05%, 6/20/2022	3,055	3,140
US Bancorp
(ICE LIBOR USD 3 Month + 0.64%), 0.82%, 1/24/2022(c)	54	54
Series V, 2.63%, 1/24/2022	143	145
US Bank NA 2.65%, 5/23/2022	3,213	3,285

JPMorgan Managed Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Wells Fargo & Co. 3.50%, 3/8/2022	3,008	3,084
2.63%, 7/22/2022	6,009	6,172
3.07%, 1/24/2023	29,800	30,338
Wells Fargo Bank NA 3.63%, 10/22/2021	24,529	24,788
(ICE LIBOR USD 3 Month + 0.65%), 2.08%, 9/9/2022(c)	21,624	21,735
Westpac Banking Corp. (Australia) 2.00%, 8/19/2021	5,000	5,020
(ICE LIBOR USD 3 Month + 0.85%), 1.04%, 1/11/2022(c)	105	106
2.80%, 1/11/2022	7,908	8,036
2.50%, 6/28/2022	18,899	19,371

		4,234,213

Beverages — 0.4%
Coca-Cola Europacific Partners plc (United Kingdom) 0.50%, 5/5/2023(a)	47,359	47,304
Diageo Investment Corp. (United Kingdom) 2.88%, 5/11/2022	200	205
PepsiCo, Inc.
(ICE LIBOR USD 3 Month + 0.53%), 0.72%, 10/6/2021(c)	794	796
2.75%, 3/5/2022	1,383	1,410
2.25%, 5/2/2022	1,215	1,236
2.75%, 3/1/2023	2,744	2,867
Suntory Holdings Ltd. (Japan) 2.55%, 6/28/2022(a)	775	792

		54,610

Biotechnology — 1.3%
AbbVie, Inc.
(ICE LIBOR USD 3 Month + 0.46%), 0.61%, 11/19/2021(c)	16,600	16,626
2.15%, 11/19/2021	42,452	42,846
3.45%, 3/15/2022	21,015	21,432
3.25%, 10/1/2022	3,962	4,086
Amgen, Inc. 2.65%, 5/11/2022	22,961	23,391
3.63%, 5/15/2022	4,600	4,695
Biogen, Inc. 3.63%, 9/15/2022	17,609	18,350
Gilead Sciences, Inc.
(ICE LIBOR USD 3 Month + 0.15%), 0.33%, 9/17/2021(c)	42,484	42,494
4.40%, 12/1/2021	2,448	2,473
3.25%, 9/1/2022	20,382	21,033

		197,426

Capital Markets — 6.2%
Bank of New York Mellon Corp. (The) 3.55%, 9/23/2021	122	123
(ICE LIBOR USD 3 Month + 0.63%), 2.66%, 5/16/2023(c)	230	235
Credit Suisse AG (Switzerland) 3.00%, 10/29/2021	9,401	9,513
(SOFR + 0.45%), 0.46%, 2/4/2022(c)	36,114	36,163
2.80%, 4/8/2022	35,811	36,608
1.00%, 5/5/2023	50,805	51,384
(SOFR + 0.39%), 0.40%, 2/2/2024(c)	24,506	24,420
Daiwa Securities Group, Inc. (Japan) 3.13%, 4/19/2022(a)	10,536	10,790
Goldman Sachs Group, Inc. (The) 5.75%, 1/24/2022	4,969	5,146
(ICE LIBOR USD 3 Month + 0.82%), 2.88%, 10/31/2022(c)	23,330	23,573
(SOFR + 0.41%), 0.42%, 1/27/2023(c)	8,607	8,612
0.52%, 3/8/2023	28,071	28,116
(SOFR + 0.54%), 0.63%, 11/17/2023(c)	30,940	31,003
(SOFR + 0.57%), 0.67%, 3/8/2024(c)	36,100	36,203
ING Bank NV (Netherlands) 5.00%, 6/9/2021(a)	23,353	23,375
Macquarie Bank Ltd. (Australia)
(ICE LIBOR USD 3 Month + 0.45%), 0.60%, 11/24/2021(a)(c)	61,406	61,530
2.10%, 10/17/2022(a)	16,235	16,646
0.44%, 12/16/2022(a)	114,770	114,928
Morgan Stanley 2.63%, 11/17/2021	7,099	7,178
2.75%, 5/19/2022	43,329	44,395
(SOFR + 0.47%), 0.56%, 11/10/2023(c)	18,781	18,822
(SOFR + 0.46%), 0.53%, 1/25/2024(c)	85,943	86,127
(SOFR + 0.62%), 0.73%, 4/5/2024(c)	29,923	30,034
State Street Corp.
(SOFR + 2.69%), 2.82%, 3/30/2023(c)	9,223	9,420
(ICE LIBOR USD 3 Month + 0.64%), 2.65%, 5/15/2023(c)	7,486	7,658
UBS AG (Switzerland) 1.75%, 4/21/2022(a)	79,981	80,991

JPMorgan Managed Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
0.38%, 6/1/2023(a)	29,113	29,105
(SOFR + 0.36%), 0.37%, 2/9/2024(a)(c)	29,727	29,772
UBS Group AG (Switzerland) 2.65%, 2/1/2022(a)	20,513	20,847
(ICE LIBOR USD 3 Month + 1.22%), 1.37%, 5/23/2023(a)(c)	6,937	7,008
USAA Capital Corp. 2.63%, 6/1/2021(a)	2,600	2,600

		892,325

Chemicals — 0.0%(d)
Air Liquide Finance SA (France) 1.75%, 9/27/2021(a)	6,000	6,022

Consumer Finance — 4.6%
American Express Co.
(ICE LIBOR USD 3 Month + 0.60%), 0.78%, 11/5/2021(c)	10,563	10,585
3.70%, 11/5/2021	8,938	9,046
2.75%, 5/20/2022	17,785	18,186
2.50%, 8/1/2022	9,360	9,586
2.65%, 12/2/2022	4,312	4,469
American Express Credit Corp.
(ICE LIBOR USD 3 Month + 0.70%), 0.88%, 3/3/2022(c)	18,810	18,894
2.70%, 3/3/2022	1,127	1,146
American Honda Finance Corp.
(ICE LIBOR USD 3 Month + 0.35%), 0.53%, 6/11/2021(c)	1,125	1,125
1.70%, 9/9/2021	23,180	23,278
(ICE LIBOR USD 3 Month + 0.35%), 0.53%, 11/5/2021(c)	900	901
(ICE LIBOR USD 3 Month + 0.15%), 0.30%, 2/22/2023(c)	82,500	82,542
0.35%, 4/20/2023	31,064	31,071
0.88%, 7/7/2023	21,078	21,315
Capital One Financial Corp. 4.75%, 7/15/2021	364	366
(ICE LIBOR USD 3 Month + 0.95%), 1.14%, 3/9/2022(c)	4,297	4,323
3.05%, 3/9/2022	2,155	2,197
3.20%, 1/30/2023	2,794	2,920
2.60%, 5/11/2023	69,963	72,829
Caterpillar Financial Services Corp. 1.70%, 8/9/2021	5,861	5,877
2.75%, 8/20/2021	452	455
(ICE LIBOR USD 3 Month + 0.28%), 0.46%, 9/7/2021(c)	500	500
3.15%, 9/7/2021	11,976	12,073
1.93%, 10/1/2021	1,048	1,054
(ICE LIBOR USD 3 Month + 0.22%), 0.41%, 1/6/2022(c)	11,747	11,761
2.95%, 2/26/2022	20,107	20,527
0.95%, 5/13/2022	36,407	36,679
2.85%, 6/1/2022	1,000	1,027
Hyundai Capital Services, Inc. (South Korea) 3.00%, 3/6/2022(a)	1,517	1,542
3.00%, 8/29/2022(a)	300	308
John Deere Capital Corp.
(ICE LIBOR USD 3 Month + 0.40%), 0.58%, 6/7/2021(c)	6,806	6,806
2.30%, 6/7/2021	12,737	12,741
3.90%, 7/12/2021	282	283
3.20%, 1/10/2022	188	192
2.95%, 4/1/2022	5,377	5,502
1.95%, 6/13/2022	2,020	2,058
0.55%, 7/5/2022	24,865	24,969
PACCAR Financial Corp. 3.15%, 8/9/2021	755	760
1.65%, 8/11/2021	150	150
Toyota Motor Credit Corp.
(ICE LIBOR USD 3 Month + 0.13%), 0.29%, 8/13/2021(b)(c)	20,230	20,234
1.15%, 5/26/2022	69,400	70,085
0.45%, 7/22/2022	16,520	16,574
(SOFR + 0.32%), 0.33%, 4/6/2023(c)	77,400	77,555
(SOFR + 0.33%), 0.34%, 1/11/2024(c)	23,375	23,437

		667,928

Diversified Financial Services — 2.1%
AIG Global Funding
(ICE LIBOR USD 3 Month + 0.46%), 0.66%, 6/25/2021(a)(c)	26,543	26,550
3.35%, 6/25/2021(a)	2,755	2,761
1.90%, 10/6/2021(a)	513	516
0.80%, 7/7/2023(a)	8,857	8,950
(SOFR + 0.38%), 0.39%, 12/15/2023(a)(b)(c)	87,384	87,545
CK Hutchison International 16 Ltd. (United Kingdom) 1.88%, 10/3/2021(a)	21,084	21,189

JPMorgan Managed Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Hutchison Whampoa International 11 Ltd. (United Kingdom) 4.63%, 1/13/2022(a)	8,000	8,217
National Rural Utilities Cooperative Finance Corp. 2.70%, 2/15/2023	1,503	1,558
Series D, (ICE LIBOR USD 3 Month + 0.07%), 0.22%, 2/16/2023(c)	58,114	57,962
NTT Finance Corp. (Japan) 0.37%, 3/3/2023(a)	26,418	26,440
Siemens Financieringsmaatschappij NV (Germany) 2.90%, 5/27/2022(a)	16,110	16,534
0.40%, 3/11/2023(a)	20,112	20,164
(SOFR + 0.43%), 0.44%, 3/11/2024(a)(c)	26,307	26,469

		304,855

Diversified Telecommunication Services — 0.5%
AT&T, Inc.
(ICE LIBOR USD 3 Month + 0.75%), 0.94%, 6/1/2021(c)	275	275
(ICE LIBOR USD 3 Month + 0.95%), 1.13%, 7/15/2021(c)	275	275
Deutsche Telekom International Finance BV (Germany) 1.95%, 9/19/2021(a)	200	201
Telstra Corp. Ltd. (Australia) 4.80%, 10/12/2021(a)	14,365	14,599
Verizon Communications, Inc.
(ICE LIBOR USD 3 Month + 1.00%), 1.19%, 3/16/2022(c)	50,632	51,009

		66,359

Electric Utilities — 2.7%
American Electric Power Co., Inc.
Series I, 3.65%, 12/1/2021	9,732	9,896
Duke Energy Corp. 1.80%, 9/1/2021	1,549	1,553
3.55%, 9/15/2021	3,000	3,003
Duke Energy Florida LLC
Series A, (ICE LIBOR USD 3 Month + 0.25%), 0.39%, 11/26/2021(c)	6,370	6,375
Duke Energy Progress LLC
Series A, (ICE LIBOR USD 3 Month + 0.18%), 0.34%, 2/18/2022(c)	10,995	10,995
Enel Finance International NV (Italy) 2.88%, 5/25/2022(a)	9,085	9,304
Entergy Louisiana LLC 0.62%, 11/17/2023	37,533	37,587
Eversource Energy
Series K, 2.75%, 3/15/2022	22,773	23,158
Florida Power & Light Co.
(ICE LIBOR USD 3 Month + 0.38%), 0.56%, 7/28/2023(c)	75,061	75,066
LG&E and KU Energy LLC 4.38%, 10/1/2021	11,425	11,462
NextEra Energy Capital Holdings, Inc. 2.40%, 9/1/2021	26,946	27,093
(ICE LIBOR USD 3 Month + 0.72%), 0.87%, 2/25/2022(c)	16,275	16,341
2.90%, 4/1/2022	5,283	5,401
(ICE LIBOR USD 3 Month + 0.27%), 0.42%, 2/22/2023(c)	70,324	70,343
(SOFR + 0.54%), 0.55%, 3/1/2023(c)	6,553	6,574
0.65%, 3/1/2023	13,111	13,189
Niagara Mohawk Power Corp. 2.72%, 11/28/2022(a)	9,994	10,305
Ohio Power Co.
Series M, 5.38%, 10/1/2021	3,950	4,017
PacifiCorp 3.85%, 6/15/2021	1,862	1,865
PPL Electric Utilities Corp. 3.00%, 9/15/2021	8,283	8,300
2.50%, 9/1/2022	719	734
Public Service Co. of Colorado 2.50%, 3/15/2023	1,527	1,570
Southern Co. (The) 2.35%, 7/1/2021	20,666	20,666
Virginia Electric and Power Co. 2.95%, 1/15/2022(b)	9,181	9,270
Wisconsin Electric Power Co. 2.95%, 9/15/2021	17,261	17,265

		401,332

Electrical Equipment — 0.0%(d)
ABB Finance USA, Inc. (Switzerland) 2.88%, 5/8/2022	6,055	6,204

Electronic Equipment, Instruments & Components — 0.1%
ABB Treasury Center USA, Inc. 4.00%, 6/15/2021(a)	7,271	7,280
Tyco Electronics Group SA 3.50%, 2/3/2022	9,366	9,492

		16,772

Energy Equipment & Services — 0.1%
Baker Hughes a GE Co. LLC 2.77%, 12/15/2022	11,281	11,696

Entertainment — 0.1%
TWDC Enterprises 18 Corp. 2.35%, 12/1/2022	2,993	3,086

JPMorgan Managed Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Walt Disney Co. (The) 1.65%, 9/1/2022	8,366	8,510

		11,596

Food & Staples Retailing — 1.0%
7-Eleven, Inc.
(ICE LIBOR USD 3 Month + 0.45%), 0.61%, 8/10/2022(a)(c)	57,359	57,408
0.63%, 2/10/2023(a)	66,758	66,835
Kroger Co. (The) 2.95%, 11/1/2021	4,000	4,036
3.40%, 4/15/2022	4,768	4,863
Seven & i Holdings Co. Ltd. (Japan) 3.35%, 9/17/2021(a)	13,599	13,720

		146,862

Food Products — 0.4%
Cargill, Inc. 3.30%, 3/1/2022(a)	335	340
General Mills, Inc. 3.15%, 12/15/2021	14,086	14,204
Hormel Foods Corp. 0.65%, 6/3/2024	5,437	5,440
Mondelez International Holdings Netherlands BV 2.00%, 10/28/2021(a)	21,095	21,216
Mondelez International, Inc. 0.63%, 7/1/2022	17,862	17,931
Tyson Foods, Inc. 2.25%, 8/23/2021	4,632	4,646

		63,777

Gas Utilities — 2.3%
Atmos Energy Corp.
(ICE LIBOR USD 3 Month + 0.38%), 0.57%, 3/9/2023(c)	85,900	85,923
0.63%, 3/9/2023	53,345	53,395
CenterPoint Energy Resources Corp.
(ICE LIBOR USD 3 Month + 0.50%), 0.68%, 3/2/2023(c)	54,780	54,798
ONE Gas, Inc.
(ICE LIBOR USD 3 Month + 0.61%), 0.79%, 3/11/2023(c)	47,142	47,168
0.85%, 3/11/2023	89,854	89,957
Southern Natural Gas Co. LLC 0.63%, 4/28/2023(a)	4,967	4,964

		336,205

Health Care Providers & Services — 0.5%
AmerisourceBergen Corp. 0.74%, 3/15/2023	38,898	39,033
CVS Health Corp. 2.13%, 6/1/2021	31,232	31,232
UnitedHealth Group, Inc. 2.88%, 12/15/2021(b)	4,877	4,947

		75,212

Hotels, Restaurants & Leisure — 0.0%(d)
Starbucks Corp. 1.30%, 5/7/2022	5,034	5,085
Household Products — 0.2%
Church & Dwight Co., Inc. 2.45%, 8/1/2022	267	273
Clorox Co. (The) 3.05%, 9/15/2022	7,003	7,203
Procter & Gamble Co. (The) 2.15%, 8/11/2022	4,470	4,574
Reckitt Benckiser Treasury Services plc (United Kingdom)
(ICE LIBOR USD 3 Month + 0.56%), 0.75%, 6/24/2022(a)(c)	4,492	4,515
2.38%, 6/24/2022(a)	8,031	8,195

		24,760

Independent Power and Renewable Electricity Producers — 0.0%(d)
Exelon Generation Co. LLC 3.40%, 3/15/2022	2,602	2,656
4.25%, 6/15/2022	2,204	2,274

		4,930

Industrial Conglomerates — 0.1%
Honeywell International, Inc. 1.85%, 11/1/2021	971	977
0.48%, 8/19/2022	7,421	7,426
Roper Technologies, Inc. 0.45%, 8/15/2022	5,554	5,563
3.13%, 11/15/2022	3,798	3,924

		17,890

Insurance — 5.5%
American International Group, Inc. 4.88%, 6/1/2022	5,686	5,946
Athene Global Funding
(ICE LIBOR USD 3 Month + 1.23%), 1.42%, 7/1/2022(a)(c)	10,143	10,252
3.00%, 7/1/2022(a)	1,754	1,803
2.80%, 5/26/2023(a)	14,749	15,399
1.20%, 10/13/2023(a)	7,542	7,624
0.95%, 1/8/2024(a)	55,505	55,768
1.00%, 4/16/2024(a)	22,028	22,146
Berkshire Hathaway Finance Corp. 3.00%, 5/15/2022	6,699	6,881
Brighthouse Financial Global Funding
(SOFR + 0.76%), 0.77%, 4/12/2024(a)(c)	9,930	9,997
1.00%, 4/12/2024(a)	4,379	4,398
Equitable Financial Life Global Funding
(SOFR + 0.39%), 0.40%, 4/6/2023(a)(c)	58,202	58,300
0.50%, 11/17/2023(a)	17,819	17,831

JPMorgan Managed Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Guardian Life Global Funding 1.95%, 10/27/2021(a)	6,143	6,187
2.50%, 5/8/2022(a)	6,481	6,623
Jackson National Life Global Funding
(ICE LIBOR USD 3 Month + 0.48%), 0.66%, 6/11/2021(a)(c)	11,100	11,101
3.30%, 6/11/2021(a)(b)	13,300	13,310
2.10%, 10/25/2021(a)	15,740	15,860
3.30%, 2/1/2022(a)	36,819	37,565
2.50%, 6/27/2022(a)	4,008	4,104
(SOFR + 0.60%), 0.61%, 1/6/2023(a)(c)	56,045	56,329
MassMutual Global Funding II 2.50%, 4/13/2022(a)	1,024	1,044
2.50%, 10/17/2022(a)	5,200	5,361
Met Tower Global Funding 0.55%, 7/13/2022(a)	46,636	46,784
Metropolitan Life Global Funding I 3.45%, 10/9/2021(a)(b)	2,740	2,772
3.38%, 1/11/2022(a)	1,886	1,923
3.88%, 4/11/2022(a)	899	927
2.40%, 6/17/2022(a)	14,000	14,326
3.00%, 1/10/2023(a)	140	146
1.95%, 1/13/2023(a)	1,670	1,715
0.90%, 6/8/2023(a)	13,139	13,281
(SOFR + 0.32%), 0.33%, 1/7/2024(a)(c)	24,200	24,224
New York Life Global Funding
(ICE LIBOR USD 3 Month + 0.32%), 0.50%, 8/6/2021(a)(c)	26,265	26,283
3.25%, 8/6/2021(a)	4,912	4,939
1.70%, 9/14/2021(a)	9,086	9,126
2.30%, 6/10/2022(a)	7,169	7,326
0.40%, 9/20/2022(a)	96,257	96,405
1.10%, 5/5/2023(a)	5,820	5,910
Pricoa Global Funding I 2.20%, 6/3/2021(a)	575	575
Principal Life Global Funding II
(ICE LIBOR USD 3 Month + 0.40%), 0.59%, 10/6/2021(a)(c)	2,729	2,732
1.25%, 5/11/2023(a)(b)	63,116	64,191
Protective Life Global Funding
(ICE LIBOR USD 3 Month + 0.52%), 0.71%, 6/28/2021(a)(c)	41,100	41,118
3.40%, 6/28/2021(a)(b)	10,751	10,776
1.08%, 6/9/2023(a)	7,875	7,985
Reliance Standard Life Global Funding II 2.63%, 7/22/2022(a)	15,527	15,899
2.15%, 1/21/2023(a)	13,150	13,480
3.85%, 9/19/2023(a)	2,461	2,639
Suncorp-Metway Ltd. (Australia) 2.80%, 5/4/2022(a)	6,710	6,865

		796,176

IT Services — 0.1%
Fidelity National Information Services, Inc. 0.38%, 3/1/2023	19,987	19,956

Machinery — 0.0%(d)
Deere & Co. 2.60%, 6/8/2022	2,600	2,649

Media — 0.2%
Cox Communications, Inc. 3.25%, 12/15/2022(a)	11,321	11,815
Fox Corp. 3.67%, 1/25/2022	100	102
Sky Ltd. (United Kingdom) 3.13%, 11/26/2022(a)	11,463	11,933

		23,850

Metals & Mining — 0.1%
BHP Billiton Finance USA Ltd. (Australia) 3.25%, 11/21/2021	9,920	10,062
2.88%, 2/24/2022	6,747	6,880

		16,942

Multiline Retail — 0.0%(d)
Target Corp. 2.90%, 1/15/2022	149	151

Multi-Utilities — 0.8%
CenterPoint Energy, Inc. 3.60%, 11/1/2021	21,425	21,718
Consolidated Edison Co. of New York, Inc.
Series C, (ICE LIBOR USD 3 Month + 0.40%), 0.60%, 6/25/2021(c)	36,263	36,273
Dominion Energy, Inc.
Series C, 2.00%, 8/15/2021	10,163	10,184
Series B, 2.75%, 1/15/2022	235	238
Series B, 2.75%, 9/15/2022	462	473
Engie SA (France) 2.88%, 10/10/2022(a)	1,975	2,039
Public Service Enterprise Group, Inc. 2.00%, 11/15/2021	6,089	6,128
2.65%, 11/15/2022	37,124	38,359
Southern Co. Gas Capital Corp. 3.50%, 9/15/2021	6,931	6,939

		122,351

Oil, Gas & Consumable Fuels — 1.2%
BG Energy Capital plc (United Kingdom) 4.00%, 10/15/2021(a)	784	795

JPMorgan Managed Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
BP Capital Markets America, Inc. 2.11%, 9/16/2021	6,692	6,718
3.25%, 5/6/2022	50,007	51,433
2.52%, 9/19/2022	5,471	5,620
Chevron USA, Inc. 0.33%, 8/12/2022	25,750	25,781
Enbridge, Inc. (Canada)
(SOFR + 0.40%), 0.41%, 2/17/2023(c)	13,243	13,259
Equinor ASA (Norway) 2.75%, 11/10/2021	7,771	7,857
2.45%, 1/17/2023	1,733	1,795
Exxon Mobil Corp. 1.57%, 4/15/2023	10,122	10,367
Phillips 66 4.30%, 4/1/2022	38,504	39,787
Saudi Arabian Oil Co. (Saudi Arabia) 2.75%, 4/16/2022(a)	5,989	6,101
Total Capital International SA (France) 2.22%, 7/12/2021	3,997	4,003

		173,516

Pharmaceuticals — 1.6%
AstraZeneca plc (United Kingdom) 2.38%, 6/12/2022	21,386	21,816
0.30%, 5/26/2023	62,628	62,601
Bristol-Myers Squibb Co. 2.25%, 8/15/2021	13,150	13,206
2.60%, 5/16/2022	48,356	49,484
3.25%, 8/15/2022	6,683	6,926
3.55%, 8/15/2022	15,977	16,621
2.75%, 2/15/2023	550	572
Eli Lilly & Co. 2.35%, 5/15/2022	250	255
EMD Finance LLC (Germany) 2.95%, 3/19/2022(a)	10,554	10,731
GlaxoSmithKline Capital plc (United Kingdom) 2.85%, 5/8/2022	6,699	6,865
2.88%, 6/1/2022	13,869	14,214
GlaxoSmithKline Capital, Inc. (United Kingdom) 2.80%, 3/18/2023	5,968	6,239
Johnson & Johnson 2.25%, 3/3/2022	334	339
Merck & Co., Inc. 2.35%, 2/10/2022	133	135
Viatris, Inc. 1.13%, 6/22/2022(a)	18,826	18,953
Zoetis, Inc.
(ICE LIBOR USD 3 Month + 0.44%), 0.60%, 8/20/2021(c)	818	819

		229,776

Road & Rail — 0.3%
Penske Truck Leasing Co. LP 3.65%, 7/29/2021(a)	2,111	2,116
3.38%, 2/1/2022(a)	34,314	34,829
Ryder System, Inc. 2.88%, 6/1/2022	1,270	1,300
2.50%, 9/1/2022	314	322

		38,567

Software — 0.7%
Microsoft Corp. 2.65%, 11/3/2022	1,204	1,241
Oracle Corp. 2.80%, 7/8/2021	52	52
2.50%, 5/15/2022	46,581	47,428
2.50%, 10/15/2022	42,714	44,029
2.63%, 2/15/2023	15,946	16,557

		109,307

Technology Hardware, Storage & Peripherals — 0.1%
Apple, Inc.
(ICE LIBOR USD 3 Month + 0.50%), 0.66%, 2/9/2022(c)	150	151
2.70%, 5/13/2022	2,043	2,092
1.70%, 9/11/2022	19,229	19,602

		21,845

Thrifts & Mortgage Finance — 2.3%
BPCE SA (France)
(ICE LIBOR USD 3 Month + 0.19%), 0.34%, 8/19/2021(a)(c)	10,000	10,002
(ICE LIBOR USD 3 Month + 0.30%), 0.49%, 1/14/2022(a)(c)	71,931	72,024
(SOFR + 0.44%), 0.45%, 2/17/2022(a)(c)	111,302	111,481
(ICE LIBOR USD 3 Month + 1.22%), 1.37%, 5/22/2022(a)(c)	2,047	2,067
3.00%, 5/22/2022(a)	31,761	32,602
2.75%, 1/11/2023(a)	7,750	8,051
Nationwide Building Society (United Kingdom) 2.45%, 7/27/2021(a)	1,350	1,355
2.00%, 1/27/2023(a)	9,000	9,254
(ICE LIBOR USD 3 Month + 1.18%), 3.62%, 4/26/2023(a)(c)	23,914	24,609
0.55%, 1/22/2024(a)	59,302	59,306

		330,751

Tobacco — 0.3%
BAT Capital Corp. (United Kingdom)
(ICE LIBOR USD 3 Month + 0.88%), 1.04%, 8/15/2022(c)	8,571	8,630
2.76%, 8/15/2022	7,000	7,161

JPMorgan Managed Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
BAT International Finance plc (United Kingdom) 3.25%, 6/7/2022(a)	2,655	2,729
Philip Morris International, Inc. 2.38%, 8/17/2022	11,680	11,973
2.50%, 8/22/2022	14,245	14,636
2.50%, 11/2/2022	4,975	5,126

		50,255

Trading Companies & Distributors — 0.5%
Air Lease Corp.
(ICE LIBOR USD 3 Month + 0.35%), 0.49%, 12/15/2022(c)	67,679	67,679

Transportation Infrastructure — 0.0%(d)
HPHT Finance 17 Ltd. (Hong Kong) 2.75%, 9/11/2022(e)	4,375	4,467

Wireless Telecommunication Services — 0.2%
Rogers Communications, Inc. (Canada) (ICE LIBOR USD 3 Month + 0.60%), 0.79%, 3/22/2022(c)	33,272	33,380

TOTAL CORPORATE BONDS (Cost $10,117,562)		10,147,730

ASSET-BACKED SECURITIES -5.5%
Ally Auto Receivables Trust
Series 2018-2, Class A3, 2.92%, 11/15/2022	316	317
Series 2019-2, Class A3, 2.23%, 1/16/2024	2,646	2,678
AmeriCredit Automobile Receivables Trust
Series 2018-3, Class A3, 3.38%, 7/18/2023	4,779	4,815
Series 2020-3, Class A2, 0.42%, 3/18/2024	9,619	9,631
Capital One Multi-Asset Execution Trust Series 2019-A1, Class A1, 2.84%, 12/15/2024	156,400	159,451
CarMax Auto Owner Trust
Series 2018-1, Class A3, 2.48%, 11/15/2022	1,183	1,187
Series 2019-3, Class A2A, 2.21%, 12/15/2022	745	746
Series 2020-2, Class A2A, 1.75%, 1/17/2023	2,200	2,205
Series 2019-4, Class A2A, 2.01%, 3/15/2023	5,797	5,813
Series 2020-4, Class A2, 0.31%, 1/16/2024	38,341	38,374
Series 2021-2, Class A2A, 0.27%, 6/17/2024	29,033	29,052
Carvana Auto Receivables Trust Series 2020-P1, Class A2, 0.28%, 11/8/2023	6,876	6,880
Cloud Pass-Through Trust Series 2019-1A, Class CLOU, 3.55%, 12/5/2022(a)(f)	12,139	12,232
CNH Equipment Trust Series 2019-C, Class A2, 1.99%, 3/15/2023	3,849	3,856
Discover Card Execution Note Trust Series 2019-A1, Class A1, 3.04%, 7/15/2024	100,164	102,024
Exeter Automobile Receivables Trust
Series 2021-1A, Class A2, 0.30%, 6/15/2023	13,114	13,115
Series 2021-2A, Class A2, 0.27%, 1/16/2024	20,991	20,993
Series 2021-1A, Class A3, 0.34%, 3/15/2024	2,855	2,856
Series 2021-2A, Class A3, 0.30%, 10/15/2024	9,006	9,005
Ford Credit Auto Lease Trust
Series 2020-A, Class A3, 1.85%, 3/15/2023	11,800	11,886
Series 2021-A, Class A2, 0.19%, 7/15/2023	48,290	48,306
Ford Credit Auto Owner Trust
Series 2018-A, Class A3, 3.03%, 11/15/2022	723	726
Series 2017-C, Class A4, 2.16%, 3/15/2023	2,627	2,636
Series 2019-A, Class A3, 2.78%, 9/15/2023	2,466	2,497
Series 2020-C, Class A2, 0.25%, 10/15/2023	40,831	40,853
Series 2017-1, Class A, 2.62%, 8/15/2028(a)	15,225	15,485
GM Financial Automobile Leasing Trust Series 2020-3, Class A2A, 0.35%, 11/21/2022	14,631	14,642
GM Financial Consumer Automobile Receivables Trust
Series 2020-4, Class A2, 0.26%, 11/16/2023	5,307	5,310
Series 2019-1, Class A3, 2.97%, 11/16/2023	696	704
Series 2020-1, Class A3, 1.84%, 9/16/2024	6,873	6,964
Honda Auto Receivables Owner Trust
Series 2019-3, Class A2, 1.90%, 4/15/2022	55	55
Series 2018-2, Class A3, 3.01%, 5/18/2022	147	148
Series 2019-4, Class A2, 1.86%, 6/20/2022	4,611	4,619
Series 2020-3, Class A2, 0.27%, 2/21/2023	5,486	5,489
Series 2019-1, Class A3, 2.83%, 3/20/2023	460	466

JPMorgan Managed Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Hyundai Auto Lease Securitization Trust Series 2019-A, Class A3, 2.98%, 7/15/2022(a)	736	737
Hyundai Auto Receivables Trust Series 2019-B, Class A2, 1.93%, 7/15/2022	110	110
Mercedes-Benz Auto Lease Trust
Series 2020-B, Class A2, 0.31%, 2/15/2023	18,596	18,606
Series 2021-A, Class A2, 0.18%, 3/15/2023	40,736	40,746
Nissan Auto Lease Trust Series 2019-A, Class A3, 2.76%, 3/15/2022	1,655	1,658
Santander Drive Auto Receivables Trust
Series 2020-4, Class A2, 0.42%, 9/15/2023	9,187	9,195
Series 2020-3, Class A2, 0.46%, 9/15/2023	23,365	23,379
Series 2021-1, Class A2, 0.29%, 11/15/2023	3,981	3,983
Series 2021-2, Class A2, 0.28%, 4/15/2024	24,284	24,288
Tesla Auto Lease Trust
Series 2019-A, Class A2, 2.13%, 4/20/2022(a)	5,953	5,983
Series 2020-A, Class A3, 0.68%, 12/20/2023(a)	11,952	12,015
Series 2021-A, Class A2, 0.36%, 3/20/2025(a)	68,768	68,891
Toyota Auto Receivables Owner Trust
Series 2019-D, Class A2, 1.92%, 7/15/2022	121	121
Series 2018-C, Class A3, 3.02%, 12/15/2022	1,561	1,574
Volvo Financial Equipment LLC
Series 2019-2A, Class A2, 2.02%, 8/15/2022(a)	5,928	5,944

TOTAL ASSET-BACKED SECURITIES (Cost $805,558)		803,246

FOREIGN GOVERNMENT SECURITIES — 0.7%
Svensk Exportkredit AB (Sweden) (SOFR + 1.00%), 1.01%, 5/25/2023(c)(Cost $107,368)	105,820	107,602

SUPRANATIONAL — 0.0%(d)
European Investment Bank (Supranational) 2.13%, 10/15/2021(Cost $1,494)	1,483	1,494

SHORT-TERM INVESTMENTS — 24.9%
CERTIFICATES OF DEPOSIT — 7.3%
Barclays Bank plc 0.70%, 7/29/2021	26,734	26,760
BNP Paribas SA (France) 0.27%, 8/5/2021	3,535	3,536
Canadian Imperial Bank of Commerce (Canada) 0.42%, 6/22/2021	36,589	36,598
Credit Agricole Corporate and Investment Bank (France)
(ICE LIBOR USD 3 Month + 0.21%), 0.37%, 8/9/2021(c)	33,599	33,613
Credit Industriel et Commercial (France) 0.25%, 8/13/2021	5,500	5,502
Credit Suisse AG (Switzerland) 0.31%, 9/16/2021	20,900	20,909
Deutsche Bank AG (Germany) 0.63%, 7/26/2021	150,000	150,109
First Abu Dhabi Bank USA NV (ICE LIBOR USD 3 Month + 0.17%), 0.35%, 12/14/2021(c)	22,600	22,608
Kookmin Bank (South Korea)
(ICE LIBOR USD 3 Month + 0.27%), 0.45%, 10/29/2021(c)	18,789	18,801
(ICE LIBOR USD 3 Month + 0.25%), 0.43%, 12/13/2021(c)	79,128	79,187
Lloyds Bank Corporate Markets plc (United Kingdom) 0.24%, 2/22/2022	43,502	43,518
MUFG Bank Ltd. (Japan)
0.32%, 8/13/2021	270	270
0.32%, 10/15/2021	53,450	53,487
Nordea Bank Abp (Finland)
(ICE LIBOR USD 3 Month + 0.00%), 0.18%, 1/24/2022(c)	60,150	60,142
(ICE LIBOR USD 3 Month + 0.11%), 0.30%, 3/21/2022(c)	4,000	4,003
Norinchukin Bank (The) (Japan)
0.37%, 12/1/2021	143,842	143,998
0.37%, 12/3/2021	99,752	99,860

JPMorgan Managed Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Shinhan Bank (South Korea) 0.40%, 7/19/2021	23,497	23,507
0.58%, 8/23/2021	13,440	13,454
0.45%, 9/13/2021	28,072	28,096
0.47%, 10/4/2021	12,707	12,720
0.47%, 10/7/2021	11,990	12,002
0.47%, 11/3/2021	19,819	19,840
0.47%, 11/5/2021	17,890	17,909
0.47%, 12/3/2021	21,883	21,908
Societe Generale SA (France) 0.32%, 9/17/2021	68,210	68,253
UBS AG (Switzerland) 0.46%, 12/2/2022	39,769	39,983
Woori Bank (South Korea) (ICE LIBOR USD 3 Month + 0.25%), 0.44%, 1/31/2022(c)	13,428	13,431

TOTAL CERTIFICATES OF DEPOSIT (Cost $1,073,040)		1,074,004

COMMERCIAL PAPER — 11.1%
ABN AMRO Funding USA LLC (Netherlands)
0.27%, 6/1/2021(a)(g)	10,000	10,000
0.27%, 6/4/2021(a)(g)	15,000	15,000
AT&T, Inc.
0.38%, 11/16/2021(a)(g)	16,554	16,538
0.40%, 12/14/2021(a)(g)	64,604	64,528
Banco del Estado de Chile (Chile) 0.41%, 11/24/2021(a)(g)	38,389	38,347
Banco Santander SA (Spain)
0.51%, 8/17/2021(a)(g)	3,500	3,499
0.46%, 9/2/2021(a)(g)	43,340	43,323
0.43%, 9/7/2021(a)(g)	54,488	54,464
Barclays Bank plc (United Kingdom)
0.30%, 2/9/2022(a)(g)	25,445	25,399
0.30%, 2/10/2022(a)(g)	28,038	27,987
BAT International Finance plc (United Kingdom)
0.30%, 6/14/2021(a)(g)	13,000	12,999
0.30%, 6/15/2021(a)(g)	2,100	2,100
BNZ International Funding Ltd. (New Zealand) 0.32%, 11/30/2021(a)(g)	39,691	39,664
BP Capital Markets plc (United Kingdom) 0.38%, 11/1/2021(a)(g)	11,440	11,429
0.38%, 11/4/2021(a)(g)	13,599	13,586
0.30%, 1/11/2022(a)(g)	14,786	14,761
0.29%, 1/28/2022(a)(g)	4,600	4,592
Electricite de France SA (France) 0.56%, 6/28/2021(a)(g)	88,000	87,990
Enbridge US, Inc. 0.35%, 9/13/2021(a)(g)	52,215	52,180
Enel Finance America LLC
0.40%, 10/14/2021(a)(g)	22,600	22,580
0.43%, 2/9/2022(a)(g)	49,100	49,001
0.43%, 2/11/2022(a)(g)	4,250	4,241
0.40%, 4/4/2022(a)(g)	33,500	33,413
Engie SA (France) 0.63%, 7/1/2021(a)(g)	31,654	31,650
Eni Finance USA, Inc. (Italy)
0.58%, 10/18/2021(a)(g)	29,110	29,077
0.57%, 10/29/2021(a)(g)	15,000	14,981
0.45%, 2/28/2022(a)(g)	34,137	34,042
0.45%, 3/4/2022(a)(g)	29,239	29,157
0.46%, 3/14/2022(a)(g)	10,000	9,971
First Abu Dhabi Bank PJSC (United Arab Emirates) 0.40%, 8/27/2021(a)(g)	219,783	219,731
Glencore Funding LLC (Australia)
0.35%, 7/12/2021(a)(g)	27,500	27,491
0.40%, 8/5/2021(a)(g)	39,400	39,378
HSBC USA, Inc. 0.34%, 8/3/2021(a)(g)	31,495	31,483
0.30%, 11/3/2021(a)(g)	30,000	29,962
0.35%, 2/25/2022(a)(g)	35,746	35,650
KEB Hana Bank (South Korea) 0.40%, 7/23/2021(a)(g)	20,391	20,388
LVMH Moet Hennessy Louis Vuitton SE (France) 0.28%, 9/23/2021(a)(g)	6,000	5,997
LVMH Moet Hennessy Louis Vuitton, Inc. (France) 0.34%, 8/2/2021(a)(g)	6,330	6,329
Natwest Markets plc (United Kingdom) 0.30%, 1/28/2022(a)(g)	9,300	9,286
NatWest Markets plc (United Kingdom)
0.66%, 7/26/2021(a)(g)	41,741	41,733
0.38%, 1/4/2022(a)(g)	9,306	9,294
Rogers Communications, Inc. (Canada) 0.55%, 8/26/2021(a)(g)	39,663	39,642
Schlumberger Holdings Corp. 0.47%, 8/2/2021(a)(g)	10,000	9,998
Shinhan Bank (South Korea) 0.45%, 10/15/2021(a)(g)	22,770	22,746
Standard Chartered Bank (United Kingdom) 0.27%, 4/27/2022(a)(g)	15,000	14,968
Telstra Corp Ltd. (Australia) 0.30%, 2/7/2022(a)(g)	26,091	26,040
Telstra Corp. Ltd. (Australia) 0.40%, 10/27/2021(a)(g)	50,220	50,177
Walt Disney Co. (The)
0.50%, 6/15/2021(a)(g)	16,000	15,999
0.32%, 7/21/2021(a)(g)	28,028	28,022
0.40%, 7/23/2021(a)(g)	19,250	19,246
Waste Management, Inc.
0.35%, 7/1/2021(a)(g)	67,900	67,890
0.45%, 9/17/2021(a)(g)	46,928	46,902
0.34%, 4/21/2022(a)(g)	5,000	4,991

JPMorgan Managed Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
TOTAL COMMERCIAL PAPER (Cost $1,618,925)		1,619,842

	Shares (000)
INVESTMENT COMPANIES — 5.7%
JPMorgan Prime Money Market Fund Class Institutional Shares, 0.05%(h)(i)(Cost $834,309)	834,008	834,425

INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 0.1%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.11%(h)(i)	2	2
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03%(h)(i)	9,349	9,349

TOTAL INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED (Cost $9,351)		9,351

	Principal Amount ($000)
REPURCHASE AGREEMENTS — 0.7%
Wells Fargo Securities LLC, 0.74%, dated 5/28/2021, due 6/25/2021, repurchase price $100,058, collateralized by Collateralized Mortgage Obligations, 0.29% - 5.55%, due 12/12/2030 - 9/25/2059, with the value of $108,398. (Cost $100,000)	100,000	100,000

TOTAL SHORT-TERM INVESTMENTS (Cost $3,635,625)		3,637,622

Total Investments — 100.4% (Cost $14,667,607)		14,697,694
Liabilities in Excess of Other Assets — (0.4)%		(63,340)

Net Assets — 100.0%		14,634,354

Percentages indicated are based on net assets.

Abbreviations

BSBY	Bloomberg Short Term Bank Yield Index
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
PJSC	Public Joint Stock Company
SOFR	Secured Overnight Financing Rate

JPMorgan Managed Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

USD	United States Dollar
(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)	The security or a portion of this security is on loan at May 31, 2021. The total value of securities on loan at May 31, 2021 is $9,076.
(c)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of May 31, 2021.
(d)	Amount rounds to less than 0.1% of net assets.
(e)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(f)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of May 31, 2021.
(g)	The rate shown is the effective yield as of May 31, 2021.
(h)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(i)	The rate shown is the current yield as of May 31, 2021.

JPMorgan Managed Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

(Dollar values in thousands)

A. Valuation of Investments – Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Certain short term investments may be valued using the amortized cost method, provided it approximates the fair market value of the investment. The amortized cost method of valuation involves valuing a security at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the security. The market value of securities in the Fund can generally be expected to vary inversely with changes in prevailing interest rates.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$803,246	$—	$803,246
Corporate Bonds	—	10,147,730	—	10,147,730
Foreign Government Securities	—	107,602	—	107,602
Supranational	—	1,494	—	1,494
Short-Term Investments
Certificates of Deposit	—	1,074,004	—	1,074,004
Commercial Paper	—	1,619,842	—	1,619,842
Investment Companies	834,425	—	—	834,425
Investment of Cash Collateral from Securities Loaned	9,351	—	—	9,351
Repurchase Agreements	—	100,000	—	100,000

Total Short-Term Investments	843,776	2,793,846	—	3,637,622

Total Investments in Securities	$843,776	$13,853,918	$—	$14,697,694

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below.

For the period ended May 31, 2021
Security Description	Value at February 28, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at May 31, 2021	Shares at May 31, 2021	Dividend Income		Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 0.05%(a)(b)	$596,089	$4,235,733	$3,997,397	$(43)	$43	$834,425	834,008	$141		$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.11%(a)(b)	2	—	—	—	—	2	2	—	(c)	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03%(a)(b)	7,482	16,623	14,756	—	—	9,349	9,349	1		—

Total	$603,573	$4,252,356	$4,012,153	$(43)	$43	$843,776		$142		$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of May 31, 2021.
(c)	Amount rounds to less than one thousand.